Postretirement Benefits - Asset Allocations by Fair Value Hierarchy (Details) - Pension Plan - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 97,980	$ 93,074	$ 99,820
Fixed income securities: Government and government agency securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,688	17,890
Fixed income securities: Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,230	18,791
Fixed income securities: Mortgage and other asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,454	376
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15,056	710
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15,056	10,345
Level 1 | Fixed income securities: Government and government agency securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Fixed income securities: Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Fixed income securities: Mortgage and other asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15,056	710
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	82,924	82,729
Level 2 | Fixed income securities: Government and government agency securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,688	17,890
Level 2 | Fixed income securities: Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,230	18,791
Level 2 | Fixed income securities: Mortgage and other asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,454	376
Level 2 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Fixed income securities: Government and government agency securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Fixed income securities: Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Fixed income securities: Mortgage and other asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
U.S. equity securities | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28,798	36,317
U.S. equity securities | Level 1 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	9,635
U.S. equity securities | Level 2 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28,798	26,682
U.S. equity securities | Level 3 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. equity securities | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21,754	18,990
Non-U.S. equity securities | Level 1 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Non-U.S. equity securities | Level 2 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	21,754	18,990
Non-U.S. equity securities | Level 3 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0